Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Accounts receivable	$7,768,381	$7,390,158
Less: allowance for credit losses	—	(42,266)
Accounts receivable, net	$7,768,381	$7,347,892

Schedule of Allowance For Doubtful Accounts

Changes of allowance for credit losses are as follows:

	2024	2023	2022
Beginning balance	$42,266	$24,382	$35,232
Addition	—	18,630	—
Reversals	(43,797)	—	(8,374)
Currency translation	1,531	(746)	(2,476)
Ending balance	$—	$42,266	$24,382